UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08255

Yorkville America Investment Trust

(Exact name of registrant as specified in charter)

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

(Address of principal executive offices) (Zip code)

Karen M. Shupe, Treasurer/Principal Executive Officer

Yorkville America Investment Trust

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

(Name and address of agent for service)

804-267-7400

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Truth Social God Bless America ETF
YALL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Truth Social God Bless America ETF for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/yall. You can also request this information by contacting us at 1-201-985-8300.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Truth Social God Bless America ETF	$66	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the God Bless America ETF returned 4.16% at NAV, trailing the S&P 500 Total Return Index’s 20.38% return.
Since its inception on October 10, 2022, the Fund has delivered a cumulative return of 133.84%, outperforming the S&P 500 Total Return Index’s 124.70%. This long-term outperformance reflects our commitment to investing in American strength, ingenuity, and resilience. The Fund invests at least 80% of its net assets in U.S. equities across all 11 S&P 500 sectors, with more than 90% of its portfolio actively invested throughout the fiscal year, supporting American businesses focused on creating shareholder value.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to energy contributed positively as the Iran war drove energy prices higher earlier in the year. Strong stock selection in materials also boosted returns.  Conversely, the Fund’s underweight to information technology relative to the S&P 500 weighed on performance, as did stock selection in communication services.

Top Contributors
↑	Amgen, Inc.
↑	NVIDIA Corp.
↑	Broadcom, Inc.
↑	Newmont Corp.

Top Detractors
↓	Charter Communications, Inc.
↓	Strategy, Inc.
↓	MARA Holdings, Inc.
↓	Tractor Supply Co.
HOW HAS THE FUND CHANGED?
Effective June 22, 2026, the God Bless America ETF  was reorganized into the Truth Social God Bless America ETF (the “Fund”).
Effective June 22, 2026, Yorkville America Equities, LLC replaced Tidal Investments, LLC  (“Tidal”)  as the Fund’s investment advisor, and Tidal became a sub-advisor for the Fund.
Effective June 22, 2026,  KPMG LLP (“KPMG”) became the independent registered public accounting firm of the Fund and Cohen & Co. was dismissed as the Fund’s accounting firm. KPMG serves as the accounting firm for all funds in the Yorkville America Investment Trust.
Truth Social God Bless America ETF	PAGE 1	TSR-AR-89844T885

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including   management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/10/2022)
Truth Social God Bless America ETF NAV	4.16	24.40
S&P 500 TR	20.38	23.13
Visit https://www.truthsocialfunds.com/etfs/yall for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$89,086,719
Number of Holdings	39
Net Advisory Fee	$629,755
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
NVIDIA Corp.	7.4%
Palantir Technologies, Inc.	6.9%
Tesla, Inc.	5.5%
Broadcom, Inc.	5.5%
Charles Schwab Corp.	4.8%
Charter Communications, Inc.	4.3%
Space Exploration Technologies Corp.	4.2%
Amgen, Inc.	4.2%
Costco Wholesale Corp.	4.2%
Boeing Co.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.truthsocialfunds.com/etfs/yall.
Truth Social God Bless America ETF	PAGE 2	TSR-AR-89844T885

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Yorkville Advisors documents not be householded, please contact Yorkville Advisors at 1-201-985-8300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Yorkville Advisors or your financial intermediary.
Truth Social God Bless America ETF	PAGE 3	TSR-AR-89844T885

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Mary Lou H. Ivey, Mr. Theo H. Pitt, Jr. and Dr. David J. Urban are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$30,000	$13,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,755	$3,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by KPMG LLP (FYE 8/31/2026) and Cohen & Company, Ltd. (FYE 8/31/2025) applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act, which consists of all the Independent Trustees.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Truth Social God Bless America ETF
Annual Financial Statements and Additional Information
August 31, 2026

TRUTH SOCIAL GOD BLESS AMERICA ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

	Shares	Value
COMMON STOCKS - 93.1%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 1.2%
Paychex, Inc.	8,516	$1,084,427
Aerospace Product and Parts Manufacturing - 8.2%
Boeing Co.(a)	17,046	3,541,818
Space Exploration Technologies Corp. - Class A(a)	26,265	3,774,018
		7,315,836
Animal Slaughtering and Processing - 0.9%
Tyson Foods, Inc. - Class A	14,370	792,362
Architectural and Structural Metals Manufacturing - 1.4%
Nucor Corp.	5,031	1,255,939
Cut and Sew Apparel Manufacturing - 1.4%
Cintas Corp.	6,131	1,237,175
Dairy Product Manufacturing - 0.9%
Mondelez International, Inc. - Class A	13,379	830,435
Depository Credit Intermediation - 4.0%
Regions Financial Corp.	118,174	3,531,039
Electric Power Generation, Transmission and Distribution - 2.8%
Dominion Energy, Inc.	12,027	793,902
NextEra Energy, Inc.	9,506	782,724
Talen Energy Corp.(a)	2,994	885,506
		2,462,132
General Medical and Surgical Hospitals - 3.8%
HCA Healthcare, Inc.	8,054	3,337,980
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 1.8%
MARA Holdings, Inc.(a)	151,265	1,629,124
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 4.4%
Charter Communications, Inc. - Class A(a)	25,380	3,868,927
Metal Ore Mining - 2.2%
Newmont Corp.	15,165	1,911,700
Motor Vehicle Manufacturing - 5.5%
Tesla, Inc.(a)	13,317	4,899,990
Nonmetallic Mineral Mining and Quarrying - 0.8%
Martin Marietta Materials, Inc.	1,326	687,796
Oil and Gas Extraction - 3.7%
EOG Resources, Inc.	10,913	1,581,948
Occidental Petroleum Corp.	28,381	1,707,969
		3,289,917

	Shares	Value
Other Food Manufacturing - 1.1%
General Mills, Inc.	23,566	$970,919
Other Miscellaneous Retailers - 1.6%
Tractor Supply Co.	40,528	1,414,427
Paint, Coating, and Adhesive Manufacturing - 0.9%
Sherwin-Williams Co.	2,452	830,762
Pharmaceutical and Medicine Manufacturing - 4.2%
Amgen, Inc.	8,767	3,768,758
Rail Transportation - 1.5%
CSX Corp.	26,265	1,326,645
Residential Building Construction - 0.6%
DR Horton, Inc.	3,741	540,799
Scientific Research and Development Services - 1.5%
Aktis Oncology, Inc.(a)	52,588	1,362,555
Securities and Commodity Contracts Intermediation and Brokerage - 4.9%
Charles Schwab Corp.	39,248	4,310,215
Semiconductor and Other Electronic Component Manufacturing - 12.8%
Broadcom, Inc.	13,116	4,857,379
NVIDIA Corp.	29,757	6,569,751
		11,427,130
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 0.9%
Colgate-Palmolive Co.	9,114	818,619
Software Publishers - 9.0%
Palantir Technologies, Inc. - Class A(a)	32,912	6,134,139
Strategy, Inc.(a)	14,401	1,914,469
		8,048,608
Support Activities for Mining - 1.8%
SLB Ltd.	26,445	1,589,345
Traveler Accommodation - 1.6%
MGM Resorts International(a)	35,112	1,452,232
Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - 5.2%
Costco Wholesale Corp.	3,985	3,761,402
Dollar General Corp.	7,127	903,347
		4,664,749
Waste Treatment and Disposal - 2.5%
Waste Management, Inc.	10,280	2,250,498
TOTAL COMMON STOCKS (Cost $65,161,070)		82,911,040

The accompanying notes are an integral part of these financial statements.

1

TRUTH SOCIAL GOD BLESS AMERICA ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 2.3%
Lessors of Real Estate - 2.3%
Prologis, Inc.	10,375	$1,451,670
Public Storage	1,981	608,147
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,821,333)		2,059,817
TOTAL INVESTMENTS - 95.4% (Cost $66,982,403)		$84,970,857
Money Market Deposit Account - 4.2%(b)		3,712,506
Other Assets in Excess of Liabilities - 0.4%		403,356
TOTAL NET ASSETS - 100.0%		$89,086,719

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 2.56%.

The accompanying notes are an integral part of these financial statements.

2

TRUTH SOCIAL GOD BLESS AMERICA ETF
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026

ASSETS:
Investments, at value	$84,970,857
Cash - interest bearing deposit account(a)	3,712,506
Receivable for investments sold	397,389
Dividends receivable	47,387
Interest receivable	8,185
Total assets	89,136,324
LIABILITIES:
Payable to Adviser	49,605
Total liabilities	49,605
NET ASSETS	$89,086,719
Net Assets Consist of:
Paid-in capital	$72,079,126
Total distributable earnings	17,007,593
Total net assets	$89,086,719
Shares issued and outstanding (unlimited shares authorized without par value)	1,995,000
Net asset value per share	$44.66
Cost:
Investments, at cost	$66,982,403

(a)
Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

The accompanying notes are an integral part of these financial statements.

3

TRUTH SOCIAL GOD BLESS AMERICA ETF
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2026

INVESTMENT INCOME:
Dividend income	$1,104,963
Interest income	8,448
Total investment income	1,113,411
EXPENSES:
Investment advisory fee	629,755
Total expenses	629,755
Net investment income (loss)	483,656
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(198,254)
In-kind redemptions	8,273,860
Net realized gain (loss)	8,075,606
Net change in unrealized appreciation (depreciation) on:
Investments	(4,810,577)
Net realized and unrealized gain (loss)	3,265,029
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,748,685

The accompanying notes are an integral part of these financial statements.

4

TRUTH SOCIAL GOD BLESS AMERICA ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$483,656	$467,232
Net realized gain (loss)	8,075,606	6,956,110
Net change in unrealized appreciation (depreciation)	(4,810,577)	6,804,055
Net increase (decrease) in net assets from operations	3,748,685	14,227,397
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(488,305)	(434,507)
Total distributions to shareholders	(488,305)	(434,507)
CAPITAL TRANSACTIONS:
Shares sold	10,097,296	22,188,602
Shares redeemed	(19,692,498)	(18,134,082)
Net increase (decrease) in net assets from capital transactions	(9,595,202)	4,054,520
NET INCREASE (DECREASE) IN NET ASSETS	(6,334,822)	17,847,410
NET ASSETS:
Beginning of the year	95,421,541	77,574,131
End of the year	$89,086,719	$95,421,541
SHARE TRANSACTIONS
Shares sold	230,000	570,000
Shares redeemed	(450,000)	(480,000)
Total increase (decrease) in shares outstanding	(220,000)	90,000

The accompanying notes are an integral part of these financial statements.

5

TRUTH SOCIAL GOD BLESS AMERICA ETF
FINANCIAL HIGHLIGHTS

	Year Ended August 31,			Period Ended August 31, 2023(a)
	2026	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$43.08	$36.51	$27.70	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.22	0.21	0.24	0.16
Net realized and unrealized gain (loss) on investments(c)	1.57	6.55	9.60	7.58
Total from investment operations	1.79	6.76	9.84	7.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.19)	(1.03)	(0.04)
Net realized gains	—	—	(0.00)(d)	—
Total distributions	(0.21)	(0.19)	(1.03)	(0.04)
Net asset value, end of period	$44.66	$43.08	$36.51	$27.70
Total return(e)	4.16%	18.57%	36.45%	38.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$89,087	$95,422	$77,574	$46,396
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	0.50%	0.54%	0.76%	0.73%
Portfolio turnover rate(e)(g)	22%	16%	24%	45%

(a)	Inception date of the Fund was October 10, 2022.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

TRUTH SOCIAL GOD BLESS AMERICA ETF
Notes to Financial Statements
August 31, 2026
NOTE 1 – ORGANIZATION
The Truth Social God Bless America ETF (the “Fund”) is a diversified series of Yorkville America Investment Trust, an Ohio business trust (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Prior to October 8, 2025, the Trust operated as a corporation organized in another jurisdiction. Yorkville America Equities, LLC (“Yorkville” or the “Adviser”) serves as the investment adviser to the Fund. Curran Financial Partners, LLC (“Curran” or the “Sub-Adviser”) serves as a sub-adviser to the Fund. Tidal Investments, LLC (“Tidal” or the “Trading Sub-Adviser”) also serves as a trading sub-adviser to the Fund. The Fund commenced operations on October 10, 2022.
Pursuant to a reorganization that occurred on June 22, 2026, the Fund is the successor to a series of Tidal ETF Trust, the God Bless America ETF (the “Predecessor Fund”). The Predecessor Fund was organized as a diversified series of the Tidal ETF Trust on July 12, 2022 (renamed Tidal Trust I on June 2, 2025). The Tidal Trust I is an open-end investment company established under the laws of the State of Delaware by an Agreement and Declaration of Trust.
The investment objective of the Fund is to seek capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”), including securities traded over-the-counter), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.
Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such consideration.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

7

TRUTH SOCIAL GOD BLESS AMERICA ETF
Notes to Financial Statements
August 31, 2026(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$82,911,040	$—	$—	$82,911,040
Real Estate Investment Trusts	2,059,817	—	—	2,059,817
Total Investments	$84,970,857	$—	$—	$84,970,857

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.
As of August 31, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of

8

TRUTH SOCIAL GOD BLESS AMERICA ETF
Notes to Financial Statements
August 31, 2026(Continued)
Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.
C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are calculated on the basis of high amortized cost for Adviser trades and low amortized cost for in-kind redemptions. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to adjustments for redemptions in-kind. For the year ended August 31, 2026, the following adjustments were made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(8,115,352)	$8,115,352

9

TRUTH SOCIAL GOD BLESS AMERICA ETF
Notes to Financial Statements
August 31, 2026(Continued)
NOTE 3 – PRINCIPAL INVESTMENT RISKS
Equity Market Risk. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. The equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s investment approach relies on the accuracy of information from various sources (e.g., social media), which information may prove to be incorrect or incomplete. As a result, any decisions made in reliance thereon expose the Fund to potential risks that, in turn, may negatively impact the Fund’s performance.
Political Criteria Risk. Because the Sub-Adviser evaluates the political activity of the companies in the Fund’s investment universe as part of its portfolio management process, it may forgo some market opportunities available to other funds that do not consider political factors. The Fund’s consideration of political activity as a consideration in the portfolio management process may also prompt the Fund to sell a security at inopportune times. As a result, the Fund may underperform funds that do not evaluate companies based on political activity.
Market Capitalization Risks.
•
Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•
Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•
Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.
Exchange Traded Fund (“ETF”) Risks.
•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or

10

TRUTH SOCIAL GOD BLESS AMERICA ETF
Notes to Financial Statements
August 31, 2026(Continued)
otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board. The Adviser provides oversight of the Sub-Adviser and the Trading Sub-Adviser.
Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.65% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The

11

TRUTH SOCIAL GOD BLESS AMERICA ETF
Notes to Financial Statements
August 31, 2026(Continued)
Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended August 31, 2026 are disclosed in the Statement of Operations.
The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly as a percentage of the Fund’s average daily net assets, at the following annual rates:

% of Net Advisory Fees	Assets Under Management
100%	First $100 million
20%	$100 million up to and including $400 million
30%	$400 million up to and including $665 million
20%	$665 million up to and including $1.1 billion
15%	In excess of $1.1 billion

“Net Advisory Fees” is defined as all unitary advisory fees actually received by the Adviser from the Fund, net of all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).
The Adviser has also retained Tidal to serve as the Trading Sub-Adviser for the Fund. The Trading Sub-Adviser is responsible for handling the day-to-day management of the Fund’s trading process, which includes creation and/or redemption basket processing. The Trading Sub-Adviser does not select investments for the Fund’s portfolio. Pursuant to an Investment Sub-Advisory Agreement between the Adviser and Tidal (the “Tidal Sub-Advisory Agreement”), Tidal is paid a fee by the Adviser for its services which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets at an annual rate of 0.04%, subject to a minimum of $20,000.
Commonwealth Fund Services, Inc. (“CFS”) serves as the Fund’s co-administrator. In its capacity as co-administrator, CFS supervises certain aspects of the operations of the Fund. CFS provides certain administrative services and facilities to the Fund, including, among other responsibilities, assisting the other service providers in the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Trust and the Fund. CFS receives an asset-based fee computed daily and paid monthly on the average daily net assets of the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s co-administrator, fund accountant, and transfer agent. In those capacities, Fund Services performs various co-administrator, accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.
PINE Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.
NOTE 5 – Accounting Pronouncements
In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the

12

TRUTH SOCIAL GOD BLESS AMERICA ETF
Notes to Financial Statements
August 31, 2026(Continued)
Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.
The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.
Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
During the year ended August 31, 2026, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $20,668,445 and $25,018,852, respectively.
During the year ended August 31, 2026, in-kind transactions associated with creations and redemptions were $9,669,845 and $18,873,016, respectively.
During the year ended August 31, 2026, there were no purchases or sales of U.S. government securities.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended August 31, 2026 and the prior fiscal year ended August 31, 2025 were as follows:

	August 31, 2026	August 31, 2025
Ordinary Income	$488,305	$434,507

The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of August 31, 2026, was as follows:

Tax cost of investments	$67,573,459
Gross tax unrealized appreciation	$24,670,166
Gross tax unrealized depreciation	(7,272,768)
Net tax unrealized appreciation/(depreciation)	17,397,398
Undistributed ordinary income	294,037
Undistributed long-term capital gain	—
Total distributable earnings	294,037
Other accumulated gain/(loss)	(683,842)
Total distributable earnings/(accumulated losses)	$17,007,593

The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.
Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal year ended August 31, 2026, the Fund had not elected to defer any post-October or late-year losses.

13

TRUTH SOCIAL GOD BLESS AMERICA ETF
Notes to Financial Statements
August 31, 2026(Continued)
As of the fiscal year ended August 31, 2026, the Fund had short-term capital loss carryovers of $683,842 which do not expire.
NOTE 8 – SHARES TRANSACTIONS
Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.
NOTE 9 – REORGANIZATION
Effective June 22, 2026, the Predecessor Fund was reorganized into the Fund, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees. This was completed after shareholder approval. The Predecessor Fund is the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights of the Fund reflect the operations of the Predecessor Fund for the periods prior to the Reorganization. The Adviser paid for the costs and expenses associated with the Reorganization.
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of the Reorganization. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized appreciation/(depreciation) and fund shares outstanding of the Predecessor Fund was as follows:

Fund	Net Assets	Fair Value of Investments	Net Unrealized Appreciation/ Depreciation	Shares Outstanding
Truth Social God Bless America ETF	$91,670,295	$91,166,594	$14,950,679	2,165,000

In connection with the Reorganization, the net assets of the Predecessor Fund were acquired by the Fund on June 22, 2026. The acquisition was accomplished by a tax-free exchange of all shares of the Predecessor Fund for shares of the Fund as described in the prior table. The assets received and shares issued by the Fund were recorded at market value and, where not available, fair value; the cost basis of the investments received from the Predecessor Fund was

14

TRUTH SOCIAL GOD BLESS AMERICA ETF
Notes to Financial Statements
August 31, 2026(Continued)
carried forward to align ongoing reporting of the Predecessor Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Fund on the merger date is included below:

	Before Reorganization	After Reorganization
	God Bless America ETF	Truth Social God Bless America ETF
Total Fund
Shares	2,165,000	2,165,000
Net Assets	$91,670,295	$91,670,295
Net Asset Value	$42.34	$42.34

Pro Forma Disclosure
Assuming the acquisition had been completed at the beginning of the annual reporting period, the Fund’s unaudited pro forma results of operations for the year ended August 31, 2026 would have been as follows:

Pro Forma Results	Amount
Net investment income	$483,656
Net realized and unrealized gains or losses on investments	$3,265,029
Net increase in net assets resulting from operations	$3,748,685

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separately identify the amounts of revenue and earnings of the God Bless America ETF included in the Fund’s statement of operations since June 22, 2026.
NOTE 10 – RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.
NOTE 11 – REPORT OF THE SPECIAL SHAREHOLDER MEETING (Unaudited)
A Special Meeting of shareholders of the God Bless America ETF took place on June 16, 2026, to approve one proposal:
•
PROPOSAL 1 - To approve the Agreement Plan of Reorganization by and between Tidal Trust I, on behalf of the God Bless America ETF (the “Target Fund”), and Truth Social Funds, on behalf of its series, the Truth Social God Bless America ETF, a newly formed fund (the “Acquiring Fund”), pursuant to which the Target Fund would (i) transfer all of its assets to the Acquiring Fund in exchange for newly issued shares of the Acquiring Fund and the Acquiring Fund’s assumption of all the liabilities of the Target Fund, and (ii) immediately distribute such newly issued shares of the Acquiring Fund to shareholders of the Target Fund (the “Reorganization”).

All Fund shareholders of record at the close of business on January 22, 2026 (the “Record Date”), were entitled to vote. As of the Record Date, the God Bless America ETF had 2,285,000 shares outstanding. For the God Bless America ETF, 1,165,489 shares entitled to vote were present in person or by proxy.
With respect to PROPOSAL 1 – God Bless America ETF, of the 1,165,489 shares present in person or by proxy, 1,165,489 shares or 100% voted in favor. There were no shares voting against or abstaining.
Accordingly, PROPOSAL 1 – God Bless America ETF was approved.

15

TRUTH SOCIAL GOD BLESS AMERICA ETF
Notes to Financial Statements
August 31, 2026(Continued)
NOTE 12 – SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

16

TRUTH SOCIAL GOD BLESS AMERICA ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees
Yorkville America Investment Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Truth Social God Bless America ETF, a series of Yorkville America Investment Trust (the Fund), including the schedule of investments, as of August 31, 2026, the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles. The statement of changes in net assets for the year ended August 31, 2025 and the financial highlights for each of the years in the two year period then ended and the period from October 10, 2022 (commencement of operations) to August 31, 2023 were audited by other independent registered public accountants whose report, dated October 30, 2025, expressed an unqualified opinion on that financial statement and those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2026.
Columbus, Ohio
October 30, 2026

17

TRUTH SOCIAL GOD BLESS AMERICA ETF
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Starting June 22, 2026, in connection with the Reorganization noted in Note 9 of the Notes To Financial Statements, KPMG LLP (“KPMG”) became the independent registered public accounting firm of the Fund and Cohen & Co. was dismissed as the Fund’s accounting firm. KPMG serves as the accounting firm for all Funds in the Yorkville America Investment Trust.
Item 9. Proxy Disclosure for Open-End Investment Companies.
Refer to information provided within financial statements.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the investment Adviser pursuant to the Investment Advisory Agreement.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Advisory and Sub-Advisory Agreements
At a meeting held on December 9-11, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the Yorkville America Investment Trust, formerly known as the Truth Social Funds (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Yorkville Advisory Agreement”) between the Trust and Yorkville America Equities, LLC (“Yorkville”) with respect to the Truth Social God Bless America ETF (the “GBA Fund”); the proposed Delegated Services Sub-Advisory Agreement (the “Tidal Sub-Advisory Agreement”) between Yorkville and Tidal Investments LLC (“Tidal”) for the GBA Fund; and the proposed Investment Sub-Advisory Agreement (the “Curran Sub-Advisory Agreement”) among the Trust, Yorkville and Curran Financial Partners, LLC (“Curran”) for the GBA Fund. The Board reflected on its discussions with the representatives from Yorkville, Tidal and Curran earlier in the Meeting regarding the manner in which the GBA Fund is to be managed and the roles and responsibilities of Yorkville under the Yorkville Advisory Agreement, of Tidal under the Tidal Sub-Advisory Agreement, and of Curran under the Curran Sub-Advisory Agreement. (Collectively, the Yorkville Advisory Agreement, the Tidal Sub-Advisory Agreement and the Curran Sub-Advisory Agreement are referred to as the “GBA Agreements”.)
The Trustees reviewed a memorandum from Trust Counsel that addressed the Trustees’ duties when considering the approval of the GBA Agreements, and the responses of Yorkville, Tidal and Curran to requests for information from Trust Counsel on behalf of the Board, each of which had been provided to the Trustees in advance of the Meeting. Trust Counsel noted that the responses included information on the personnel of and services to be provided by Yorkville, Tidal and Curran; an expense comparison analysis for the GBA Fund and comparable ETFs; and the GBA Agreements.
The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the GBA Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Yorkville, Tidal and Curran; (ii) the investment performance of the GBA Fund; (iii) the costs of the services to be provided and profits to be realized by each of Yorkville, Tidal and Curran from the relationship with the GBA Fund; (iv) the extent to which economies of scale would be realized if the GBA Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of its shareholders; and (v) possible conflicts of interest and other benefits.
In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared for or presented at the Meeting. The Board requested or was provided with information and reports relevant to the approval of GBA Agreements, including: (i) information regarding the services and support to be provided by Yorkville, Tidal and Curran to the GBA Fund and its shareholders; (ii) presentations by management of Yorkville, Tidal and Curran addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the GBA Fund; (iii) information pertaining to the compliance structures of Yorkville, Tidal and Curran; (iv) disclosure information contained in the Trust’s registration statement and Yorkville’s, Tidal’s and Curran’s Form ADVs, and their policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary

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duties and responsibilities of the Board in reviewing and approving the GBA Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Yorkville, Tidal and Curran, including financial information; information on personnel and the services to be provided by Yorkville, Tidal and Curran to the GBA Fund; each firm’s compliance program; information on any current legal matters, and other general information; (ii) projected expenses of the GBA Fund and comparative expense information for other ETFs with strategies similar to the GBA Fund prepared by an independent third party; (iii) the anticipated effect of size on the GBA Fund’s performance and expenses; and (iv) benefits anticipated to be realized by Yorkville, Tidal and Curran from their relationship with the GBA Fund.
The Board did not identify any particular information that was most relevant to its consideration to approve the GBA Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the GBA Agreements, the Trustees considered numerous factors, including:
The nature, extent, and quality of the services to be provided by Yorkville, Tidal and Curran
In this regard, the Board considered the responsibilities of Yorkville, Tidal and Curran under its respective GBA Agreement. The Board reviewed the services to be provided by Yorkville, Tidal and Curran to the GBA Fund, including, without limitation, the processes of Yorkville, Tidal and Curran for assuring compliance with the GBA Fund’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; Curran’s processes for investment selection; the coordination of services by Yorkville for the GBA Fund with Tidal and Curran and among the service providers; and the anticipated efforts of Yorkville to promote the GBA Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating Yorkville, Tidal and Curran; the education and experience of Yorkville’s, Tidal’s and Curran’s personnel; and information provided regarding Yorkville’s, Tidal’s and Curran’s compliance programs, and each’s policies and procedures.
The Board considered that Yorkville had recently commenced operations and has not previously managed investment strategies similar to that of the GBA Fund. However, the Board also considered that Tidal, at the time of the Meeting, was the adviser to the God Bless America ETF (the “Acquired Fund”), a series of Tidal Trust I, which was in the process of soliciting approval from its shareholders to reorganize into the GBA Fund (the “Reorganization”) and that Tidal acts as an adviser and as a sub-adviser to many ETFs and provides services substantially similar to those that Tidal would provide to the GBA Fund. The Board also considered that Curran was the sub-adviser to the Acquired Fund and provided investment selection services to the Acquired Fund in a substantially similar manner as that contemplated for the GBA Fund. The Board also considered the methods to be utilized by Yorkville in supervising Tidal and Curran as sub-advisers to the GBA Fund and the relationship between Yorkville, Tidal and Curran. After reviewing the foregoing and further information from Yorkville, Tidal and Curran, the Board concluded that the quality, extent, and nature of the services to be provided by Yorkville, Tidal and Curran were satisfactory and adequate for the GBA Fund.
The investment performance of the GBA Fund
The Board noted that the GBA Fund had not yet commenced operations and therefore did not have a performance record. The Board considered the investment performance of the Acquired Fund as a proxy, as well as Yorkville’s, Tidal’s, and Curran’s experience in managing other ETFs and other client accounts. The Trustees observed that the Acquired Fund outperformed the S&P 500 Total Return (USD) Index as well as the medians of its customized Morningstar category (its “Category”) and an identified peer group (its “Peer Group”) selected from the Category by Broadridge Financial Solutions (“Broadridge”) for the one-year and three-year period ended on October 31, 2025. After discussion, the Trustees concluded that the Acquired Fund’s performance was satisfactory under the circumstances and that the Board would monitor the GBA Fund’s performance.
The costs of services to be provided and profits to be realized by Yorkville, Tidal and Curran from the relationship with the GBA Fund
In this regard, the Board considered Yorkville’s, Tidal’s and Curran’s financial condition and Yorkville’s level of commitment to the GBA Fund. The Board also considered the projected assets and proposed expenses of the GBA Fund, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Yorkville, Tidal and Curran. The Trustees considered the GBA Fund’s unitary fee structure, in which the

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GBA Fund pays an advisory fee to Yorkville and Yorkville has agreed to pay most of the GBA Fund’s expenses, and that Tidal and Curran would be paid by Yorkville from the proposed advisory fee charged to the GBA Fund. The Board compared the GBA Fund’s gross and net advisory fees to the median gross and net advisory fees of its Category and Peer Group, and compared the GBA Fund’s gross and net expense ratios to the median gross and net expense ratios of its Category and Peer Group. The Trustees noted that the GBA Fund’s proposed gross and net advisory fees were higher than the median gross and net advisory fees of its Category and Peer Group, but that the GBA Fund’s advisory fees were within the range of advisory fees of funds in its Peer Group. The Trustees noted that the GBA Fund’s gross expense ratio was lower than the median gross expense ratio of its Peer Group, that the GBA Fund’s gross and net expense ratios were higher than the median gross and net expense ratios of its Category, that the GBA Fund’s net expense ratio was higher than the median net expense ratio of its Peer Group, and that the GBA’s gross and net expense ratios were within the range of gross and net expense ratios of funds in its Peer Group. The Trustees considered that, due to the proposed Reorganization, they had reviewed and considered the Acquired Fund’s fees and expenses. After further consideration, the Board concluded that the projected profitability of Yorkville, Tidal and Curran and the fees to be paid to Yorkville (who in turn would pay Tidal and Curran) were within an acceptable range in light of the services to be rendered by Yorkville, Tidal and Curran.
The extent to which economies of scale would be realized as the GBA Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the GBA Fund’s shareholders.
The Board noted that the GBA Fund’s unitary fee structure limits the shareholders’ exposure to underlying operating expense increases. The Board acknowledged Yorkville’s statement that the GBA Fund was in its initial year of operation during which assets are lower, and the Board concluded that this generally reduces the benefits of economies of scale.
Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the Yorkville, Tidal and Curran personnel assigned to the GBA Fund; the basis of decisions to buy or sell securities for the GBA Fund; and the substance and administration of the Code of Ethics and other relevant policies of Yorkville, Tidal and Curran. The Board considered the benefits to Yorkville of a referral arrangement with third-party advisers, and the benefits to Tidal if soft dollars are received in connection with the GBA Fund’s brokerage transactions. The Board also considered other potential benefits for Yorkville, Tidal and Curran in managing the GBA Fund. Following further consideration and discussion, the Board concluded that the standards and practices of Yorkville, Tidal and Curran relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Yorkville, Tidal and Curran from managing the GBA Fund were satisfactory.
After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the GBA Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the GBA Agreements.
After further consideration, the Board concluded that Yorkville’s, Tidal’s and Curran’s projected profitability and fees were within an acceptable range in light of each of their proposed services. Following further consideration and discussion, the Board concluded that Yorkville’s, Tidal’s and Curran’s standards and practices to identify and mitigate potential conflicts of interest, as well as their benefits from managing the GBA Fund, were satisfactory.
After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances. The Trustees directed the TSF’s officers to draft disclosures about the Board’s review and determination; and, upon a motion duly made and seconded, the Trustees, including a majority of the Independent Trustees voting separately, unanimously adopted the following resolutions:

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Starting June 22, 2026, in connection with the Reorganization noted in Note 9 of the Notes to Financial Statements filed under Item 7(a) of this Form, KPMG LLP (“KPMG”) became the independent registered public accounting firm of the Fund and Cohen & Company, Ltd. was dismissed as the Fund’s accounting firm. KPMG serves as the accounting firm for all Funds in the Yorkville America Investment Trust.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Yorkville America Investment Trust

By (Signature and Title)*	/s/ Karen M. Shupe
Karen M. Shupe, Treasurer/Principal Executive Officer

Date	11/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Karen M. Shupe
Karen M. Shupe, Treasurer/Principal Executive Officer

Date	11/9/2026

By (Signature and Title)*	/s/ Ann T. MacDonald
Ann T. MacDonald, Assistant Treasurer/Principal Financial Officer

Date	11/9/2026

* Print the name and title of each signing officer under his or her signature.